LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
2018 (Less than one year)
Principal repayments of long-term debt
Principal repayments	$ 5,357
2022
Principal repayments of long-term debt
Principal repayments	1,005,680
2023 and thereafter (5 years or more)
Principal repayments of long-term debt
Principal repayments	$ 2,283,520